Schedule of basis and diluted net loss per ordinary shares (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income (loss)		$ 5,021,425	$ 3,607,338	$ 2,631,928	$ 3,815,112	$ 3,292,178	$ 3,339,807	$ 11,260,691	$ 10,447,097
Basic weighted average common shares	[1]	38,163,168			33,980,753			35,374,891	33,980,753
Diluted weighted average common shares	[1]	38,163,168			33,980,753			35,374,891	33,980,753
Basic net income (loss) per ordinary share	[1]	$ (0.13)			$ (0.11)			$ (0.33)	$ (0.32)
Diluted net income (loss) per ordinary share	[1]	$ (0.13)			$ (0.11)			$ (0.33)	$ (0.32)
InFint Acquisition Corporation [Member]
Allocation of net income (loss)										$ (3,147,500)	$ 1,111,964
Common Class A [Member] | InFint Acquisition Corporation [Member]
Allocation of net income (loss)										$ 2,003,234	$ (860,883)
Basic weighted average common shares										10,024,516	19,999,880
Diluted weighted average common shares										10,024,516	19,999,880
Basic net income (loss) per ordinary share										$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share										$ 0.20	$ (0.04)
Common Class B [Member] | InFint Acquisition Corporation [Member]
Allocation of net income (loss)										$ 1,165,646	$ (251,081)
Basic weighted average common shares										5,833,083	5,833,083
Diluted weighted average common shares										5,833,083	5,833,083
Basic net income (loss) per ordinary share										$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share										$ 0.20	$ (0.04)

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.